LEASES	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
LEASES	LEASES
The Company as a lessee

The Company has leases for office, research laboratory and manufacturing facilities, equipment, vehicles and land. The terms of the leases vary, although most generally have lease terms between 3 and 29 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Leases with terms of 12 months or less are expensed as incurred, Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen, which purchased the assets on behalf of the collaboration, in connection with the Janssen Agreement. Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the consolidated financial statements.
(a)Right-of-use assets

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Leasehold land	4,192	4,357
Lease buildings	3,621	4,887
Collaboration assets	72,689	46,346
Total	80,502	55,590
The carrying amounts of the Company’s right-of-use assets and the movements during the year are as follows:

	Non-Collaboration Assets Leased		Collaboration Assets Leased
	Leasehold land	Buildings*	Buildings*	Machinery and equipment	Computer and office equipment	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2023
Right-of-use assets at January 1, 2023	4,357	4,887	36,624	9,711	11	55,590
Additions	—	880	26,777	4,433	—	32,090
Accumulated depreciation	—	—	—	—	—	—
Exchange realignment	(72)	22	695	—	—	645
Depreciation of right-of-use assets	(93)	(2,168)	(3,556)	(2,002)	(4)	(7,823)
Right-of-use assets at December 31, 2023	4,192	3,621	60,540	12,142	7	80,502
December 31, 2022
Right-of-use assets at January 1, 2022	4,862	2,324	19,907	11,174	16	38,283
Additions	—	4,677	18,486	298	—	23,461
Exchange realignment	(408)	(224)	221	—	—	(411)
Depreciation of right-of-use assets	(97)	(1,890)	(1,990)	(1,761)	(5)	(5,743)
Right-of-use assets at December 31, 2022	4,357	4,887	36,624	9,711	11	55,590
*Certain prior year amounts have been reclassified for comparative purposes
(b)Lease liabilities
Lease liabilities are as indicated below:
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term.

	2023	2022
	US$’000	US$’000
Carrying amount at January 1	23,602	2,504
Additions	26,692	23,703
Accretion of interest recognized during the year	1,394	527
Payments	(5,149)	(3,123)
Exchange realignment	805	(9)
Carrying amount at December 31	47,344	23,602
Analyzed into:
Current portion	3,175	3,563
Non-current portion	44,169	20,039
Total	47,344	23,602
(c)The amounts recognized in profit or loss in relation to leases are as follows:

	2023	2022
	US$’000	US$’000
Interest on lease liabilities	1,394	527
Depreciation charge of right-of-use assets	7,823	5,743
Expense relating to short-term leases	2,338	1,132
Total amount recognized in profit or loss	11,555	7,402
The maturity analysis of lease liabilities is disclosed in note 33 to the financial statements. The total cash outflow for leases is disclosed in note 28 (c) to the financial statements.
The Company as a lessor

The Company leases assets it owns to the collaboration in accordance with the Janssen Agreement. These are finance leases for which the Company recognized an insignificant amount of finance income for the year ended December 31, 2023 and 2022.
At December 31, 2023 and 2022, the undiscounted minimum lease payments receivables by the Company in future periods under non-cancellable operating leases with its tenants are as follows:

	2023	2022
	US$’000	US$’000
Finance leases:
Total	1,673	583